CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 493,295	$ 672,897
Interest accrued	30,000	30,000
Shares for debt issue		(209,602)
Balance, December 31, 2022	523,295	493,295
Liability Component [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	459,589	639,191
Interest accrued	30,000	30,000
Shares for debt issue		(209,602)
Balance, December 31, 2022	489,589	459,589
Equity Component [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	33,706	33,706
Interest accrued
Shares for debt issue
Balance, December 31, 2022	$ 33,706	$ 33,706